INCOME TAXES - Schedule of Income loss before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (806,227)	$ (123,559)	¥ (1,080,437)	¥ (597,064)
PRC
Income Taxes [Line Items]
Total income (loss) before income taxes	(739,036)		(986,464)	(467,953)
Hong Kong
Income Taxes [Line Items]
Total income (loss) before income taxes	(8,280)		(876)	(2,031)
Cayman Islands
Income Taxes [Line Items]
Total income (loss) before income taxes	(54,913)		(87,470)	(126,887)
Taiwan
Income Taxes [Line Items]
Total income (loss) before income taxes	(1,549)		(2,292)	(166)
Canada
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (2,449)		¥ (3,335)	¥ (27)